Derivative Financial Instruments (Details Textual) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative Financial Instruments (Textual)
TIIE rate	7.55%	8.5956%
Loss of derivative financial instruments	$ (15,680)	$ (16,629)